OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

Amee Kantesaria

Vice President & Assistant Counsel

May 5, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

     Re:     Oppenheimer Equity Fund, Inc.

               Registration Nos. 2-11052; 811-490

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 30, 2009.

Sincerely,

/s/ Amee Kantesaria

------------------------------------

Amee Kantesaria

Vice President & Assistant Counsel

212-323-5217

akantesaria@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP

         Deloitte & Touche LLP
         KPMG LLP

         Gloria LaFond
         Nancy S. Vann